Results of Operations Related to Natural Gas Production (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues	$ 87,847	$ 26,743	$ 13,972
Production costs	19,712	8,824	2,157
Exploration costs	9,951	3,275	660
Depreciation, depletion and accretion	29,808	13,329	5,920
Impairment of oil and gas properties		2,253	109
General and administrative expenses	5,108	3,050	2,212
Results of operations from producing activities	23,268	(3,988)	2,914
Marcellus Joint Venture
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues	45,339	13,142	2,872
Production costs	12,557	5,436	379
Depreciation, depletion and accretion	12,500	4,702	1,092
Impairment of oil and gas properties			1,296
General and administrative expenses	1,557	986
Results of operations from producing activities	$ 18,725	$ 2,018	$ 105